LIQUIDITY (Details Narrative) $ / shares in Units, $ in Thousands											1 Months Ended	3 Months Ended																								12 Months Ended
	Dec. 30, 2022 USD ($)	Dec. 29, 2022	Oct. 21, 2022 USD ($) Facility	Feb. 28, 2022	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) Facility	Aug. 17, 2021 USD ($)	Aug. 16, 2021	Oct. 01, 2018 $ / shares	Jun. 08, 2018	Feb. 28, 2022	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Facility		Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2022 USD ($) Facility		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Unrestricted cash												$ 2,800	$ 800																							$ 800
Financing receivable, after allowance for credit loss												804	1,099					$ 362																		1,099		$ 362
Other expenses																																				1,300		1,200
Undeclared preferred stock dividends arrears													2,249		$ 2,249	$ 2,249	$ 2,250	2,249		$ 2,249	$ 2,249	$ 2,250	$ 2,249	$ 2,249	$ 2,249	$ 2,250	$ 2,249	$ 2,249	$ 2,249	$ 2,250	$ 2,249	$ 1,912	$ 1,912	$ 1,912	$ 1,912	8,997		8,997		$ 8,997	$ 8,997	$ 7,985	$ 1,912
Total indebtedness												51,512	52,178																							52,178
Deferred finance costs													1,100																							1,100
Debt repayments of principal in next 12 months, amortization												1,500	1,800																							1,800
Number of skilled nursing facilities | Facility			3
Net loss on extinguishment of debt																																				(452)		146
Prepayment penalty																	46																					21
Deferred financing fees												1,100	$ 1,005																							1,005
Variable rent recognized and collected																																				$ 900
Number of facilities | Facility													5																							5
Accounts receivable, allowance for credit loss, current												1,204	$ 1,298					177																		$ 1,298		177
Accounts receivable, before allowance for credit loss, current												4,119	7,587					2,322																		7,587		2,322
Cash flow from operations												2,597					$ (1,579)																			(3,596)		4,894
Accounts payable												3,159	3,293					3,749																		3,293		3,749
Healthcare Services [Member]
Accounts receivable, allowance for credit loss, current												866	960	[1]				142	[1]																	960	[1]	142	[1]
Accounts receivable, before allowance for credit loss, current												3,063	6,493	[1]				880	[1]																	6,493	[1]	880	[1]
Accounts receivable												2,200
Accounts payable												2,233	2,496					968																		2,496		968
Employee Retention Tax Credit [Member]
Cash flow from operations												2,600
Healthcare Services Segment [Member]
Net loss on extinguishment of debt
Accounts receivable, allowance for credit loss, current													500					1,800																		500		1,800
Accounts receivable, before allowance for credit loss, current													$ 6,500					900																		$ 6,500		900
Number of facilities operated | Facility													2																							2
Wellington Tenants [Member]
Cash rent																		2,000																				2,000
Powder Springs Facility [Member]
Variable rent recognized and collected																																						1,400
Coosa MCB Loan [Member]
Net loss on extinguishment of debt																																				$ 400		100
Deferred financing fees					$ 100	$ 100												$ 100		100																		100
Coosa Credit Facility [Member]
Deferred financing fees					100	$ 100														100
Coosa Credit Facility [Member] | Coosa Facility [Member] | Coosa Nursing ADK LLC [Member]
Number of licensed beds | Facility						124
Coosa Credit Facility [Member] | Meadowood [Member] | Meadowood Property Holdings LLC [Member]
Number of licensed beds | Facility						161
Fountain Head Commercial Capital PPP Loan [Member]
Debt instrument, decrease, forgiveness																																						$ 200
Coosa Facility Refinance [Member]
Principal amount					$ 3,500	$ 3,500														3,500
Maturity date					May 01, 2022	Oct. 01, 2026
Key Bank Exit Notes [Member]
Principal amount	$ 500						$ 500
Maturity date	Aug. 25, 2025	Aug. 25, 2023					Aug. 25, 2023	Aug. 25, 2021
Routine Debt [Member]
Debt repayments of principal in next 12 months, amortization													$ 1,700																							1,700
Debt repayments of principal in next 12 months, amortization												1,400
Other Non Routine Debt [Member]
Debt repayments of principal in next 12 months, amortization													100																							100
Bond Debt [Member]
Debt repayments of principal in next 12 months, amortization													100																							100
Debt repayments of principal in next 12 months, amortization												100
HUD Notes [Member]
Net loss on extinguishment of debt																																				400
Prepayment penalty																																				200
Deferred financing fees													200																							200
Principal amount			$ 7,800
Interest rate			3.97%
HUD Notes [Member] | Northwood HUD Note [Member]
Principal amount			$ 5,000
Maturity date			Nov. 01, 2052
HUD Notes [Member] | Greenfield HUD Note [Member]
Principal amount			$ 2,000
Maturity date			Nov. 01, 2050
HUD Notes [Member] | Pavilion HUD Note [Member]
Principal amount			$ 800
Maturity date			Dec. 01, 2039
Promissory Note [Member] | Coosa Credit Facility [Member]
Principal amount					$ 5,100	$ 5,100														$ 5,100
Interest rate					3.95%	3.95%														3.95%
Maturity date						Oct. 10, 2026
Refinanced [Member] | Metro City Bank [Member] | Prime Rate [Member]
Principal amount					$ 5,100	$ 5,100														$ 5,100
Interest rate					1.50%	1.50%														1.50%
Maturity date						Jan. 31, 2036
Series A Preferred Stock [Member]
Undeclared preferred stock dividends arrears												$ 48,100																								$ 45,900
Increase of preferred stock dividend rate									12.875%			12.875%																								12.875%
Dividends payable, amount per share | $ / shares									$ 3.20
Preferred stock, fixed interest rate				10.875%							10.875%
Cumulative preferential cash dividend rate										10.875%		10.875%																								10.875%
Increase of preferred dividends rate per share unpaid and undeclared | $ / shares									$ 3.20
Series B Preferred Stock [Member]
Preferred stock, fixed interest rate				12.50%							12.50%
Mediacaid Overpayment [Member]
Unrestricted cash					$ 200	$ 200							200							$ 200																$ 200
Financing receivable, after allowance for credit loss													$ 7,600																							$ 7,600

[1]	At December 31, 2022, our accounts receivable included $1.9 million from the Employee Retention Tax Credit (ERTC).